Warrants - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 26, 2021	Oct. 20, 2020
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding	5,787,472
Change in Fair Value, Loss	$ 0.3
Fair Value Transfers, Description	There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2021
Class A Common Stock
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding	5,787,472
Aggregate warrants outstanding	5,787,472
Shares issued, price per share	$ 11.50	$ 10.28	$ 10.00
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding	4,791,639
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding	162,500
Forward Purchase Warrants [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase common stock outstanding	833,333